Subsequent events (Details) - EUR (€) € in Thousands				3 Months Ended	12 Months Ended
	Feb. 22, 2022	Feb. 21, 2022	Feb. 17, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 01, 2019
Subsequent events
Lease liabilities					€ 3,210	€ 3,124
Right-of-use asset					2,906	3,191
Impairment loss on trade receivables					€ 120	€ 120	€ 60
voxeljet China
Subsequent events
Lease liabilities								€ 813
Right-of-use asset								€ 813
Deconsolidated subsidiary | voxeljet UK
Subsequent events
Gains (losses) recognized with deconsolidation			€ 1,476
Entering into significant commitments | voxeljet China
Subsequent events
Lease extension term	2 years	3 years
Lease liabilities	€ 709	€ 1,027
Right-of-use asset	€ 566	€ 884
Trade Restrictions and Prohibitions Due to Conflict | Russian clients
Subsequent events
Impairment loss on trade receivables				€ 97